Schedule of intangible assets (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	$ 728,313	$ 837,803	$ 837,803
Intangible assets accumulated depreciation	679,785	935,826	728,313	$ 837,803
Charge for the financial year	84,965	24,668	163,093	44,807
Intangible assets, carrying amount	679,785	935,826	728,313	837,803
Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	196	236	203	222
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	679,589	935,590	728,110	837,581
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	1,267,983	1,188,474	1,188,474	528,683
Additions	760,743			694,618
Exchange difference	693,486	174,504	(79,509)	(34,827)
Exchange difference	(693,486)	(174,504)	79,509	34,827
Intangible assets accumulated depreciation	1,335,240	1,362,978	1,267,983	1,188,474
Gross carrying amount [member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,941	7,443	7,443	7,968
Additions
Exchange difference	(421)	731	(498)	(525)
Exchange difference	421	(731)	498	525
Intangible assets accumulated depreciation	8,362	8,174	7,941	7,443
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	1,034,410	969,547	969,547	294,317
Additions	760,743			694,618
Exchange difference	705,875	142,656	(64,863)	(19,388)
Exchange difference	(705,875)	(142,656)	64,863	19,388
Intangible assets accumulated depreciation	1,089,278	1,112,203	1,034,410	969,547
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	225,632	211,484	211,484	226,398
Additions
Exchange difference	(11,968)	31,117	(14,148)	(14,914)
Exchange difference	11,968	(31,117)	14,148	14,914
Intangible assets accumulated depreciation	237,600	242,601	225,632	211,484
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	539,670	350,671	350,671	328,276
Exchange difference	(115,785)	51,813	(25,906)	(22,412)
Exchange difference	115,785	(51,813)	25,906	22,412
Intangible assets accumulated depreciation	655,455	427,152	539,670	350,671
Charge for the financial year		24,668	163,093	44,807
Accumulated Depreciation [Member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,738	7,221	7,221	7,697
Exchange difference	(428)	699	(484)	(508)
Exchange difference	428	(699)	484	508
Intangible assets accumulated depreciation	8,166	7,938	7,738	7,221
Charge for the financial year		18	33	32
Accumulated Depreciation [Member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	306,300	131,966	131,966	94,181
Exchange difference	(103,389)	19,997	(11,274)	(6,990)
Exchange difference	103,389	(19,997)	11,274	6,990
Intangible assets accumulated depreciation	409,689	176,613	306,300	131,966
Charge for the financial year		24,650	163,060	44,775
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	225,632	211,484	211,484	226,398
Exchange difference	(11,968)	31,117	(14,148)	(14,914)
Exchange difference	11,968	(31,117)	14,148	14,914
Intangible assets accumulated depreciation	$ 237,600	242,601	225,632	211,484
Charge for the financial year